Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of commitments for minimum lease payment under these operating leases
Twelve months ending December 31,	Minimum lease payment
2023	$21,027
2024	11,536
Total undiscounted liabilities	32,563
Less: Imputed interest	264
Total lease liabilities	$32,299